Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 366,336	$ 56,305	¥ 153,152
Prepaid expenses and other current assets	51,062	7,847	8,678
Amounts due from related parties	578,454	88,907	476,698
Total current assets	1,295,360	199,093	859,843
Total assets	1,465,517	225,246	972,896
Current liabilities:
Accrued expense and other current liabilities	93,798	14,416	47,623
Amount due to related parties	8,143	1,252	23,500
Total current liabilities	877,249	134,831	634,370
Total liabilities	887,735	136,443	634,370
Mezzanine equity
Total mezzanine equity	349,618	53,734	308,347
Equity
Ordinary shares (US$0.0001 par value; 405,462,685 shares authorized as of December 31, 2016 and 17; 91,169,327 and 91,304,327 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	56	9	56
Additional paid-in capital	72,427	11,132	50,822
Accumulated (deficit)/ retained earnings	131,192	20,164	(36,490)
Accumulated other comprehensive income	22,100	3,397	15,791
Total equity	228,164	35,069	30,179		¥ (21,023)	¥ (6,523)
Total liabilities, mezzanine equity and equity	1,465,517	225,246	972,896
Series A Preferred Shares
Mezzanine equity
Total mezzanine equity	26,770	4,114	23,008
Series B-1 Preferred Shares
Mezzanine equity
Total mezzanine equity	26,906	4,135	23,779
Series B-2 Preferred Shares
Mezzanine equity
Total mezzanine equity	295,942	45,485	261,560
Parent Company
Current assets:
Cash and cash equivalents	34,470	5,298	40,518	$ 6,228	¥ 159,861
Prepaid expenses and other current assets	14,284	2,195
Amounts due from related parties	101,624	15,619	123,270
Total current assets	150,378	23,112	163,788
Investments in subsidiaries	435,085	66,871	183,265
Total assets	585,463	89,983	347,053
Current liabilities:
Accrued expense and other current liabilities	10,070	1,547	27
Amount due to related parties			8,500
Total current liabilities	10,070	1,547	8,527
Total liabilities	10,070	1,547	8,527
Mezzanine equity
Total mezzanine equity	349,618	53,734	308,347
Equity
Ordinary shares (US$0.0001 par value; 405,462,685 shares authorized as of December 31, 2016 and 17; 91,169,327 and 91,304,327 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	56	9	56
Additional paid-in capital	72,427	11,132	50,822
Accumulated (deficit)/ retained earnings	131,192	20,164	(36,490)
Accumulated other comprehensive income	22,100	3,397	15,791
Total equity	225,775	34,702	30,179
Total liabilities, mezzanine equity and equity	585,463	89,983	347,053
Parent Company | Series A Preferred Shares
Mezzanine equity
Total mezzanine equity	26,770	4,114	23,008
Parent Company | Series B-1 Preferred Shares
Mezzanine equity
Total mezzanine equity	26,906	4,135	23,779
Parent Company | Series B-2 Preferred Shares
Mezzanine equity
Total mezzanine equity	¥ 295,942	$ 45,485	¥ 261,560